UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2009

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		11/04/09
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		87

Form 13F Information Table Value Total:		114,997


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         September 30, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2820   128550 SH       Sole                   121905              6645
ABB Ltd. Sponsored ADR         COM              000375204      576    28750 SH       Sole                    26875              1875
Acco Brands Corp               COM              00081t108     1928   267075 SH       Sole                   253675             13400
ADC Telecommunications, Inc.   COM              000886309     1992   238802 SH       Sole                   225317             13485
Albany Int'l Corp-Cl A         COM              012348108     3473   179033 SH       Sole                   171138              7895
Alcoa, Inc.                    COM              013817101      458    34918 SH       Sole                    34518               400
Allegheny Technologies Inc     COM              01741r102      708    20235 SH       Sole                    18835              1400
American Equity Invt Life Hold COM              025676206     2824   402248 SH       Sole                   380208             22040
American Italian Pasta Co. Cla COM              027070101     2023    74440 SH       Sole                    70400              4040
Annaly Capital Mgmt, Inc.      COM              035710409     1666    91865 SH       Sole                    87955              3910
Applied Materials, Inc.        COM              038222105      704    52610 SH       Sole                    50560              2050
Aura Systems, Inc.             COM              051526200     2715  3036733 SH       Sole                  3036733
Avista Corp.                   COM              05379B107     1483    73352 SH       Sole                    69982              3370
Avon Products                  COM              054303102      776    22865 SH       Sole                    21615              1250
BakBone Software, Inc.         COM              057101107      144   270782 SH       Sole                   267632              3150
Bank Of America Corp.          COM              060505104      342    20210 SH       Sole                    20210
BE Aerospace, Inc.             COM              073302101     1899    94285 SH       Sole                    89455              4830
Boeing Co.                     COM              097023105      554    10225 SH       Sole                    10100               125
Bottomline Technologies, Inc.  COM              101388106     3812   295524 SH       Sole                   281404             14120
Cadence Design Systems, Inc.   COM              127387108      538    73365 SH       Sole                    73105               260
Cal Dive International Inc.    COM              12802t101     1447   146336 SH       Sole                   139421              6915
Cemex S.A.B. DE C.V.           COM              151290889      724    55999 SH       Sole                    52104              3895
Cinedigm Digital Cinema Corp   COM              172407108      438   347979 SH       Sole                   333854             14125
Cisco Systems, Inc.            COM              17275R102      765    32510 SH       Sole                    30535              1975
CMS Energy                     COM              125896100      724    54065 SH       Sole                    53895               170
Coca Cola Co.                  COM              191216100      715    13311 SH       Sole                    12486               825
Coherent, Inc.                 COM              192479103     1681    72081 SH       Sole                    68586              3495
Convergys Corp.                COM              212485106     1618   162795 SH       Sole                   154280              8515
Cross Country Healthcare, Inc. COM              227483104     1287   138188 SH       Sole                   129793              8395
Cytec Industries, Inc.         COM              232820100     2529    77883 SH       Sole                    74503              3380
Devon Energy Corp.             COM              25179m103      547     8125 SH       Sole                     8050                75
Diageo PLC Sponsored ADR       COM              25243Q205      595     9675 SH       Sole                     8950               725
Dot Hill Systems Corp.         COM              25848t109     3481  2000820 SH       Sole                  1903640             97180
Elizabeth Arden, Inc.          COM              28660G106      978    83080 SH       Sole                    78035              5045
Enwave Corporation             COM              29410k108        3    15252 SH       Sole                    15252
Ericsson (LM) Tel Sp ADR       COM              294821608      652    65055 SH       Sole                    60955              4100
Exxon Mobil Corp.              COM              30231G102      549     8007 SH       Sole                     7280               727
Flow International, Inc.       COM              343468104     2816  1078989 SH       Sole                  1030339             48650
Genzyme Corp. Gen'l Division   COM              372917104      751    13240 SH       Sole                    12365               875
Gerber Scientific              COM              373730100      475    79390 SH       Sole                    71240              8150
Goodrich Corp.                 COM              382388106     2450    45080 SH       Sole                    42470              2610
Goodyear Tire & Rubber         COM              382550101      958    56243 SH       Sole                    51780              4463
H&E Equipment Services Inc.    COM              404030108     1355   119563 SH       Sole                   114758              4805
HealthTronics                  COM              42222L107     1680   682874 SH       Sole                   635924             46950
Hearusa, Inc.                  COM              422360305      191   154380 SH       Sole                   151955              2425
Hexcel Corp.                   COM              428291108     1224   107000 SH       Sole                   101395              5605
HSBC Holdings PLC Sponsor ADR  COM              404280406      870    15163 SH       Sole                    14286               877
IBM, Inc.                      COM              459200101      730     6105 SH       Sole                     5655               450
Integrys Energy Group Inc.     COM              45822P105      761    21194 SH       Sole                    21124                70
Intel Corp.                    COM              458140100      834    42604 SH       Sole                    39859              2745
Interoil Corp.                 COM              460951106      213     5425 SH       Sole                     5425
ION Geophysical Corp.          COM              462044108     1717   487748 SH       Sole                   469381             18367
Ivanhoe Energy Inc.            COM              465790103       42    18350 SH       Sole                    17450               900
Johnson & Johnson, Inc.        COM              478160104      834    13700 SH       Sole                    12700              1000
JP Morgan Chase & Co.          COM              46625H100      933    21285 SH       Sole                    19535              1750
Kratos Defense & Security Solu COM              50077b207     2572   293997 SH       Sole                   280926             13071
Lifepoint Hospitals, Inc.      COM              53219L109     1455    53758 SH       Sole                    51393              2365
Marsh & Mclennan Cos., Inc.    COM              571748102      529    21405 SH       Sole                    19955              1450
McDonalds Corp.                COM              580135101      764    13380 SH       Sole                    12480               900
Medtronic, Inc.                COM              585055106      728    19791 SH       Sole                    18241              1550
MFA Financial, Inc.            COM              55272X102     1839   231000 SH       Sole                   218745             12255
Monterey Gourmet Foods, Inc.   COM              612570101       95    47081 SH       Sole                    47081
Moog Inc-Cl A                  COM              615394202     1106    37485 SH       Sole                    35740              1745
Nokia Corp.                    COM              654902204      539    36886 SH       Sole                    34506              2380
Novartis AG ADR                COM              66987v109      738    14650 SH       Sole                    14650
Omnicare, Inc.                 COM              681904108     2084    92533 SH       Sole                    87898              4635
Par Technology Corp/Del        COM              698884103      444    69575 SH       Sole                    66300              3275
PerkinElmer, Inc.              COM              714046109      847    44027 SH       Sole                    43887               140
Petroleo Brasilero S.A.        COM              71654v408      744    16200 SH       Sole                    15075              1125
Pfizer, Inc.                   COM              717081103      624    37700 SH       Sole                    33545              4155
Polyone Corp.                  COM              73179P106     2342   351165 SH       Sole                   335080             16085
Powerwave Technologies, Inc.   COM              739363109     3816  2385258 SH       Sole                  2274743            110515
Procter & Gamble Co.           COM              742718109      848    14643 SH       Sole                    13693               950
Rent-A-Center, Inc.            COM              76009N100     1719    91045 SH       Sole                    86385              4660
S1 Corp.                       COM              78463B101     1923   311144 SH       Sole                   297149             13995
Shaw Group, Inc.               COM              820280105     1297    40425 SH       Sole                    38655              1770
Stancorp Financial Group Corp. COM              852891100     2287    56640 SH       Sole                    53835              2805
Superior Energy Services, Inc. COM              868157108     1072    47590 SH       Sole                    46020              1570
Symmetricom, Inc.              COM              871543104     1941   374798 SH       Sole                   356628             18170
Technitrol, Inc.               COM              878555101     5054   548730 SH       Sole                   524950             23780
Teletech Holdings, Inc.        COM              879939106     1430    83849 SH       Sole                    79639              4210
Tessera Technologies, Inc.     COM              88164L100     1600    57370 SH       Sole                    54345              3025
Thermo Fisher Scientific Inc.  COM              883556102      668    15300 SH       Sole                    14300              1000
Transocean Ltd                 COM              H8817H100      919    10746 SH       Sole                     9946               800
Visa Inc.                      COM              92826C839      757    10950 SH       Sole                    10150               800
Vishay Intertechnology, Inc.   COM              928298108     2368   299690 SH       Sole                   283430             16260
Wal-Mart Stores, Inc.          COM              931142103      846    17235 SH       Sole                    16050              1185

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